Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	716,633	2,198,642	594,569	3,140,711
Weighted-average exercise price	$ 150.6	$ 132.66	$ 151.95	$ 131.39